Derivative Financial Instruments - Fair value of the derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair value of the derivative assets and liabilities
Derivative financial instruments-current liability	$ 5,184	$ 8,185
Derivative financial instruments-non-current liability	4,061	12,152
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments-current liability	5,184	8,185
Derivative financial instruments-non-current liability	4,061	12,152
Derivative liability	9,245	20,337
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative liability	$ 9,245	$ 20,337